Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Year-end value of $100 invested on 4/28/2021 in:
Year (1)	Summary Compensation Table Total for CEO $	Compensation Actually Paid to CEO (2) $	Average Summary Compensation Table Total for Non-CEO NEOs (3) $	Average Compensation Actually Paid to Non-CEO NEOs (2)(3) $	STEM $	NASDAQ Clean Edge Green Energy Index $	Net Income (in millions) $	Revenue (in millions) $
2022	3,140,333	(13,241,250)	3,491,627	2,863,999	33.60	69.88	(124.1)	363.0
2021	40,565,992	40,826,778	4,178,677	6,916,368	71.29	100.67	(101.2)	127.4
	_______________
Named Executive Officers, Footnote [Text Block]	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
•2022: William Bush, Saul Laureles, Kim Homenock and Robert Schaefer
•2021: William Bush and Larsh Johnson
	(4) Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.
PEO Total Compensation Amount	$ 3,140,333	$ 40,565,992
PEO Actually Paid Compensation Amount	$ (13,241,250)	40,826,778
Adjustment To PEO Compensation, Footnote [Text Block]	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2022			2021
	John Carrington		Average Non-CEO NEOs	John Carrington	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$3,140,333		$3,491,627	$40,565,992	$4,178,677

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(1,978,777)		$(2,866,033)	$(39,470,612)	$(3,523,673)
Year-end fair value of unvested awards granted in the current year	$2,046,816		$3,246,464	$20,990,331	$1,990,669
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(14,647,716)		$(739,217)	$9,142,970	$2,006,457
Fair values at vest date for awards granted and vested in current year	$—		$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,801,906)		$(268,842)	$9,598,097	$2,264,238
Forfeitures during current year equal to prior year-end fair value	$—		$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—		$—	$—	$—
Total Adjustments for Equity Awards	$(16,381,583)	$(16,381,583)	$(627,628)	$260,786	$2,737,691

Compensation Actually Paid (as calculated)	$(13,241,250)		$2,863,999	$40,826,778	$6,916,368
	_______________
Non-PEO NEO Average Total Compensation Amount	$ 3,491,627	4,178,677
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,863,999	6,916,368
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2022			2021
	John Carrington		Average Non-CEO NEOs	John Carrington	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$3,140,333		$3,491,627	$40,565,992	$4,178,677

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(1,978,777)		$(2,866,033)	$(39,470,612)	$(3,523,673)
Year-end fair value of unvested awards granted in the current year	$2,046,816		$3,246,464	$20,990,331	$1,990,669
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(14,647,716)		$(739,217)	$9,142,970	$2,006,457
Fair values at vest date for awards granted and vested in current year	$—		$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,801,906)		$(268,842)	$9,598,097	$2,264,238
Forfeitures during current year equal to prior year-end fair value	$—		$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—		$—	$—	$—
Total Adjustments for Equity Awards	$(16,381,583)	$(16,381,583)	$(627,628)	$260,786	$2,737,691

Compensation Actually Paid (as calculated)	$(13,241,250)		$2,863,999	$40,826,778	$6,916,368
	_______________
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures
Revenue
Adjusted EBITDA
Contracted Annual Recurring Revenue
Contracted Backlog

Total Shareholder Return Amount	$ 33.60	71.29
Peer Group Total Shareholder Return Amount	69.88	100.67
Net Income (Loss)	$ (124,100,000)	$ (101,200,000)
Company Selected Measure Amount	363,000,000.0	127,400,000
PEO Name	John Carrington	John Carrington
Additional 402(v) Disclosure [Text Block]	Due to the timing of the Merger, we are providing pay versus performance information for two years in accordance with the transitional rule for new registrants.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Contracted Annual Recurring Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Contracted Backlog
PEO [Member] | Adjustment For Grant Date Values In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ (1,978,777)	$ (39,470,612)
PEO [Member] | Year-End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	2,046,816	20,990,331
PEO [Member] | Year-Over-Year Difference Of Year-End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(14,647,716)	9,142,970
PEO [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0
PEO [Member] | Difference In Fair Values Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(1,801,906)	9,598,097
PEO [Member] | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0
PEO [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0
PEO [Member] | Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,381,583)	260,786
Non-PEO NEO [Member] | Adjustment For Grant Date Values In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(2,866,033)	(3,523,673)
Non-PEO NEO [Member] | Year-End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	3,246,464	1,990,669
Non-PEO NEO [Member] | Year-Over-Year Difference Of Year-End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(739,217)	2,006,457
Non-PEO NEO [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Difference In Fair Values Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(268,842)	2,264,238
Non-PEO NEO [Member] | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0
Non-PEO NEO [Member] | Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (627,628)	$ 2,737,691